Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
CTIVP® – Westfield Select Large Cap Growth Fund Class 2
Shareholder Report [Line Items]
Fund Name	CTIVP® – Westfield Select Large Cap Growth Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about CTIVP ® – Westfield Select Large Cap Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Net Assets	$ 1,794,235,235
Holdings Count | Holding	31
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,794,235,235
Total number of portfolio holdings	31
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	9.6%
Microsoft Corp.	8.8%
Apple, Inc.	7.2%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	5.0%
Alphabet, Inc., Class A	4.9%
Ascendis Pharma A/S ADR	4.7%
TransDigm Group, Inc.	4.5%
Vertiv Holdings Co.	3.6%
ServiceNow, Inc.	3.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	9.6%
Microsoft Corp.	8.8%
Apple, Inc.	7.2%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	5.0%
Alphabet, Inc., Class A	4.9%
Ascendis Pharma A/S ADR	4.7%
TransDigm Group, Inc.	4.5%
Vertiv Holdings Co.	3.6%
ServiceNow, Inc.	3.2%

CTIVP® – Westfield Select Large Cap Growth Fund Class 1
Shareholder Report [Line Items]
Fund Name	CTIVP® – Westfield Select Large Cap Growth Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about CTIVP ® – Westfield Select Large Cap Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 1,794,235,235
Holdings Count | Holding	31
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,794,235,235
Total number of portfolio holdings	31
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	9.6%
Microsoft Corp.	8.8%
Apple, Inc.	7.2%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	5.0%
Alphabet, Inc., Class A	4.9%
Ascendis Pharma A/S ADR	4.7%
TransDigm Group, Inc.	4.5%
Vertiv Holdings Co.	3.6%
ServiceNow, Inc.	3.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	9.6%
Microsoft Corp.	8.8%
Apple, Inc.	7.2%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	5.0%
Alphabet, Inc., Class A	4.9%
Ascendis Pharma A/S ADR	4.7%
TransDigm Group, Inc.	4.5%
Vertiv Holdings Co.	3.6%
ServiceNow, Inc.	3.2%